NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2022
NATURE OF OPERATIONS
NATURE OF OPERATIONS

1.NATURE OF OPERATIONS

Mondee Holdings, Inc., is a Delaware corporation. We refer to Mondee Holdings, Inc. and its subsidiaries collectively as the “Company,” “us,” “we” and “our” in these consolidated financial statements. The Company is a leading travel technology company and marketplace with a portfolio of globally recognized brands in the leisure and corporate travel sectors. The Company provides state-of-the art technologies, operating systems and services that modernize travel market transactions to better serve travelers seeking enhanced life-style choices directly or through travel affiliates. These technology solutions, combined with the Company’s distribution network, access to global travel inventory and its extensive, negotiated travel content, create a modern travel marketplace. The Company believes this modern travel marketplace provides enhanced options to the increasingly discerning traveler, on efficient consumer- friendly distribution platforms that support its travel supplier partners in utilizing highly perishable travel inventory. In addition to the rapid development of a modern travel marketplace, the Company is increasingly focused on expanding its marketplace to the gig economy segment of the travel market. The Company believes gig workers are seeking more flexible, diverse content travel services and that its platform is well suited to serve them. The Company also offers a new subscription incentive-based behavioral change platform that is designed to be user-friendly to make booking business trips rewarding for both the traveler and the corporation.

Business combination

On July 18, 2022 ( the “Closing Date”), we consummated the business combination (the “Business Combination”) pursuant to the Business Combination Agreement (the “BCA”), dated December 20, 2021, by and among ITHAX Acquisition Corp. (“ITHAX”), Ithax Merger Sub I, LLC, a Delaware limited liability company and wholly owned subsidiary of ITHAX (“First Merger Sub”), Ithax Merger Sub II, LLC a Delaware limited liability company and wholly owned subsidiary of ITHAX (“Second Merger Sub”) and Mondee Holdings II, Inc., a Delaware corporation (“Mondee”).

On the Closing Date, following the Domestication, First Merger Sub merged with and into Mondee, with Mondee surviving such merger as a wholly owned subsidiary of the Company (the “First Merger,” and the time at which the First Merger became effective, the “First Effective Time”), and immediately following the First Merger, Mondee merged with and into Second Merger Sub, with Second Merger Sub surviving such merger as a wholly owned subsidiary of the Company (the “Second Merger,” together with the First Merger, the “Mergers,” and the time that the Second Merger became effective being referred to as the “Second Effective Time”).

On the Closing Date, the registrant changed its name from ITHAX Acquisition Corp. to Mondee Holdings, Inc. For further detailed information, please refer to Note 3. Reverse Recapitalization.

In connection with the closing of the business combination:

●	All shares of Class A common stock of Mondee outstanding as of immediately prior to the First Effective Time were cancelled and automatically converted into the right to receive an aggregate 60,800,000 shares of Class A common stock, par value $0.0001 per share, of the Company (the “Company Class A Common Stock”).
●	Each issued and outstanding unit of First Merger Sub immediately prior to the First Effective Time were converted into and exchanged for one validly issued, fully paid and nonassessable share of Class A common stock of the first surviving company (the “First Surviving Company Class A Common Stock”).
●	All redeemable outstanding 12,075,000 public warrants and 337,500 private warrants of ITHAX representing the right to purchase one Class A ordinary share were adjusted to represent the right to purchase one share of the Company Class A Common Stock.
●	Certain investors received the contingent right to receive a portion of additional shares of Class A Common Stock upon achievement of certain milestones set forth in the BCA, in the form of 9,000,000 earn-out shares. At the time of closing, 6,500,000 earn-out shares were issued.
●	The settlement of a related party loan receivable immediately upon completion of the Business Combination by delivery of right to receive shares of the Company Class A Common Stock.
●	All outstanding ITHAX Class A (after redemptions) and Class B ordinary shares were cancelled and converted into shares of the Company Class A Common Stock.
●	The unvested Incentive Stock Units of Mondee Holdings LLC (the “Mondee Stockholder”) fully vested in connection with the consummation of the Business Combination.
●	The asset purchase agreement with Metaminds Technologies Pvt. Ltd., (“Metaminds”), (entity under common control) for a purchase price of $2,000 to acquire substantially all of Metaminds assets.
●	Amendment to Amendment 7 to the TCW loan reflecting a debt modification which resulted in the issuance of 3,000,000 Class G units of the Mondee Stockholder and a prepayment of the principal and fee of $41,210.
●	On the Closing Date, certain investors (the “PIPE Investors”) purchased from the Company an aggregate of 7,000,000 shares (the “PIPE Shares”) of Company Class A Common Stock at a price of $10.00 per share, for an aggregate of $70,000 (the “PIPE Financing”), in a private placement pursuant to a separate subscription agreement consummated substantially concurrently with close of the Business Combination.

The shares of the Company Class A Common Stock are currently listed on The Nasdaq Global Market (“Nasdaq”) under the symbol “MOND”.

The Consolidated Financial Statements and accompanying notes have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

The Consolidated Financial Statements include the accounts of the Company and its wholly- owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Going concern

The Company has prepared its Consolidated Financial Statements assuming that the Company will continue as a going concern. As of December 31, 2022, current liabilities are $56,995 and current assets are $119,680, of which $78,841 is unrestricted cash. The Company has an unused line of credit of $15,000. The Company is required to make debt repayments aggregating to $7,586 in the next twelve months from the date of issuance of the consolidated financial statements. The Company believes that it will be able to make such specified debt repayments when the balance is due. There is no substantial doubt about the Company’s ability to continue as a going concern.

COVID-19

The COVID-19 pandemic, and measures to contain the virus, had an unprecedented impact on the global travel industry and materially and negatively impacted our business, financial results and financial condition. With the evolution of milder COVID-19 variants, availability of multiple vaccine booster doses and increasing familiarity with the virus, many COVID-19 related travel restrictions have been lifted, and countries around the world reopened their borders for foreign travel. Overall, the full duration and total impact of COVID-19 remains uncertain and it is difficult to predict how the recovery will unfold for the travel industry and, in particular, our business, going forward.